Retained earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Retained earnings.
Balance at the beginning	$ (338,485)	$ (281,667)	$ (207,140)
Loss for the period	(35,343)	(56,818)	(74,527)
Balance at the end	$ (373,828)	$ (338,485)	$ (281,667)